Segmented information (Narrative 1) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Item	Dec. 31, 2024 CAD ($)
Disclosure Of Operating Segments [Line Items]
Segment information	Cameco has three reportable segments: uranium, fuel services and Westinghouse. Cameco's reportable segments are strategic business units with different products, processes and marketing strategies.
Number of reportable segments | Item	3
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Care and maintenance | $	$ 98,714,000	$ 77,436,000